Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND INC
Entity Central Index Key	0000920701
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000027972
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class A
Trading Symbol	AWPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable International Thematic Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by both country and sector selection. Country selection detracted significantly from results, while sector selection also had a negative impact, particularly due to underweights in several key areas. Security selection detracted slightly to performance, with gains in some sectors offset by weaker selection in others. Currency selection contributed positively to performance, helping to partially offset other areas of weakness.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI ACWI ex USA (net)
06/15	$9,577	$10,000
06/16	$8,777	$8,976
06/17	$10,233	$10,811
06/18	$10,717	$11,598
06/19	$10,827	$11,748
06/20	$11,822	$11,184
06/21	$15,935	$15,178
06/22	$11,820	$12,230
06/23	$13,230	$13,786
06/24	$13,829	$15,388
06/25	$15,438	$18,115

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	11.64%	5.48%	4.89%
Class A (with sales charges)	6.90%	4.57%	4.44%
MSCI ACWI ex USA (net)	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPAX-A for the most recent performance information.

AssetsNet	$ 920,412,656	$ 920,412,656
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 5,999,215
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$920,412,656
# of Portfolio Holdings	55
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$5,999,215

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	23.3%
Information Technology	22.2%
Health Care	15.8%
Industrials	11.9%
Consumer Staples	9.2%
Consumer Discretionary	6.7%
Energy	3.5%
Utilities	2.5%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Country Breakdown (% of Net Assets)

Value	Value
United Kingdom	15.7%
United States	12.5%
Switzerland	8.5%
Germany	7.3%
Canada	7.1%
Brazil	6.0%
Japan	5.5%
Taiwan	4.9%
Hong Kong	4.2%
China	4.2%
Italy	3.9%
France	3.6%
India	3.5%
Others	8.2%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
AIA Group Ltd. - Class H	$38,962,178	4.2%
Halma PLC	$36,742,833	4.0%
Danone SA	$33,364,692	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$32,948,988	3.6%
Cameco Corp.	$32,511,255	3.5%
Roche Holding AG	$31,272,657	3.4%
SAP SE	$29,571,931	3.2%
Infineon Technologies AG	$29,200,523	3.2%
Terumo Corp.	$28,520,511	3.1%
London Stock Exchange Group PLC	$28,082,683	3.1%
Total	$321,178,251	34.9%

Material Fund Change [Text Block]
C000027975
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Advisor Class
Trading Symbol	AWPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable International Thematic Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by both country and sector selection. Country selection detracted significantly from results, while sector selection also had a negative impact, particularly due to underweights in several key areas. Security selection detracted slightly to performance, with gains in some sectors offset by weaker selection in others. Currency selection contributed positively to performance, helping to partially offset other areas of weakness.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA (net)
06/15	$10,000	$10,000
06/16	$9,189	$8,976
06/17	$10,736	$10,811
06/18	$11,271	$11,598
06/19	$11,415	$11,748
06/20	$12,499	$11,184
06/21	$16,891	$15,178
06/22	$12,561	$12,230
06/23	$14,094	$13,786
06/24	$14,768	$15,388
06/25	$16,528	$18,115

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class	11.92%	5.75%	5.15%
MSCI ACWI ex USA (net)	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPYX-A for the most recent performance information.

AssetsNet	$ 920,412,656	$ 920,412,656
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 5,999,215
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$920,412,656
# of Portfolio Holdings	55
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$5,999,215

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	23.3%
Information Technology	22.2%
Health Care	15.8%
Industrials	11.9%
Consumer Staples	9.2%
Consumer Discretionary	6.7%
Energy	3.5%
Utilities	2.5%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Country Breakdown (% of Net Assets)

Value	Value
United Kingdom	15.7%
United States	12.5%
Switzerland	8.5%
Germany	7.3%
Canada	7.1%
Brazil	6.0%
Japan	5.5%
Taiwan	4.9%
Hong Kong	4.2%
China	4.2%
Italy	3.9%
France	3.6%
India	3.5%
Others	8.2%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
AIA Group Ltd. - Class H	$38,962,178	4.2%
Halma PLC	$36,742,833	4.0%
Danone SA	$33,364,692	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$32,948,988	3.6%
Cameco Corp.	$32,511,255	3.5%
Roche Holding AG	$31,272,657	3.4%
SAP SE	$29,571,931	3.2%
Infineon Technologies AG	$29,200,523	3.2%
Terumo Corp.	$28,520,511	3.1%
London Stock Exchange Group PLC	$28,082,683	3.1%
Total	$321,178,251	34.9%

Material Fund Change [Text Block]
C000027974
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class C
Trading Symbol	AWPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.79%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable International Thematic Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by both country and sector selection. Country selection detracted significantly from results, while sector selection also had a negative impact, particularly due to underweights in several key areas. Security selection detracted slightly to performance, with gains in some sectors offset by weaker selection in others. Currency selection contributed positively to performance, helping to partially offset other areas of weakness.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI ACWI ex USA (net)
06/15	$10,000	$10,000
06/16	$9,096	$8,976
06/17	$10,525	$10,811
06/18	$10,937	$11,598
06/19	$10,972	$11,748
06/20	$11,886	$11,184
06/21	$15,900	$15,178
06/22	$11,705	$12,230
06/23	$13,003	$13,786
06/24	$13,487	$15,388
06/25	$14,939	$18,115

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	10.76%	4.68%	4.10%
Class C (with sales charges)	9.76%	4.68%	4.10%
MSCI ACWI ex USA (net)	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPCX-A for the most recent performance information.

AssetsNet	$ 920,412,656	$ 920,412,656
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 5,999,215
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$920,412,656
# of Portfolio Holdings	55
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$5,999,215

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	23.3%
Information Technology	22.2%
Health Care	15.8%
Industrials	11.9%
Consumer Staples	9.2%
Consumer Discretionary	6.7%
Energy	3.5%
Utilities	2.5%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Country Breakdown (% of Net Assets)

Value	Value
United Kingdom	15.7%
United States	12.5%
Switzerland	8.5%
Germany	7.3%
Canada	7.1%
Brazil	6.0%
Japan	5.5%
Taiwan	4.9%
Hong Kong	4.2%
China	4.2%
Italy	3.9%
France	3.6%
India	3.5%
Others	8.2%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
AIA Group Ltd. - Class H	$38,962,178	4.2%
Halma PLC	$36,742,833	4.0%
Danone SA	$33,364,692	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$32,948,988	3.6%
Cameco Corp.	$32,511,255	3.5%
Roche Holding AG	$31,272,657	3.4%
SAP SE	$29,571,931	3.2%
Infineon Technologies AG	$29,200,523	3.2%
Terumo Corp.	$28,520,511	3.1%
London Stock Exchange Group PLC	$28,082,683	3.1%
Total	$321,178,251	34.9%

Material Fund Change [Text Block]
C000027978
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class I
Trading Symbol	AWPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable International Thematic Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by both country and sector selection. Country selection detracted significantly from results, while sector selection also had a negative impact, particularly due to underweights in several key areas. Security selection detracted slightly to performance, with gains in some sectors offset by weaker selection in others. Currency selection contributed positively to performance, helping to partially offset other areas of weakness.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI ex USA (net)
06/15	$10,000	$10,000
06/16	$9,207	$8,976
06/17	$10,768	$10,811
06/18	$11,319	$11,598
06/19	$11,478	$11,748
06/20	$12,566	$11,184
06/21	$16,979	$15,178
06/22	$12,613	$12,230
06/23	$14,155	$13,786
06/24	$14,820	$15,388
06/25	$16,569	$18,115

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	11.80%	5.69%	5.18%
MSCI ACWI ex USA (net)	17.72%	10.13%	6.12%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPIX-A for the most recent performance information.

AssetsNet	$ 920,412,656	$ 920,412,656
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 5,999,215
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$920,412,656
# of Portfolio Holdings	55
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$5,999,215

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	23.3%
Information Technology	22.2%
Health Care	15.8%
Industrials	11.9%
Consumer Staples	9.2%
Consumer Discretionary	6.7%
Energy	3.5%
Utilities	2.5%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Country Breakdown (% of Net Assets)

Value	Value
United Kingdom	15.7%
United States	12.5%
Switzerland	8.5%
Germany	7.3%
Canada	7.1%
Brazil	6.0%
Japan	5.5%
Taiwan	4.9%
Hong Kong	4.2%
China	4.2%
Italy	3.9%
France	3.6%
India	3.5%
Others	8.2%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
AIA Group Ltd. - Class H	$38,962,178	4.2%
Halma PLC	$36,742,833	4.0%
Danone SA	$33,364,692	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$32,948,988	3.6%
Cameco Corp.	$32,511,255	3.5%
Roche Holding AG	$31,272,657	3.4%
SAP SE	$29,571,931	3.2%
Infineon Technologies AG	$29,200,523	3.2%
Terumo Corp.	$28,520,511	3.1%
London Stock Exchange Group PLC	$28,082,683	3.1%
Total	$321,178,251	34.9%

Material Fund Change [Text Block]
C000230902
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class Z
Trading Symbol	AWPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable International Thematic Fund underperformed the MSCI ACWI ex USA (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by both country and sector selection. Country selection detracted significantly from results, while sector selection also had a negative impact, particularly due to underweights in several key areas. Security selection detracted slightly to performance, with gains in some sectors offset by weaker selection in others. Currency selection contributed positively to performance, helping to partially offset other areas of weakness.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA (net)
07/21	$10,000	$10,000
06/22	$7,394	$8,203
06/23	$8,301	$9,246
06/24	$8,702	$10,320
06/25	$9,738	$12,149

Average Annual Return [Table Text Block]
	1 Year	Since Inception 07/27/21
Class Z	11.91%	-0.67%
MSCI ACWI ex USA (net)	17.72%	5.08%

Performance Inception Date		Jul. 27, 2021
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AWPZX-A for the most recent performance information.

AssetsNet	$ 920,412,656	$ 920,412,656
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 5,999,215
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$920,412,656
# of Portfolio Holdings	55
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$5,999,215

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Financials	23.3%
Information Technology	22.2%
Health Care	15.8%
Industrials	11.9%
Consumer Staples	9.2%
Consumer Discretionary	6.7%
Energy	3.5%
Utilities	2.5%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Country Breakdown (% of Net Assets)

Value	Value
United Kingdom	15.7%
United States	12.5%
Switzerland	8.5%
Germany	7.3%
Canada	7.1%
Brazil	6.0%
Japan	5.5%
Taiwan	4.9%
Hong Kong	4.2%
China	4.2%
Italy	3.9%
France	3.6%
India	3.5%
Others	8.2%
Short-Term Investments	4.6%
Other Assets less Liabilities	0.3%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
AIA Group Ltd. - Class H	$38,962,178	4.2%
Halma PLC	$36,742,833	4.0%
Danone SA	$33,364,692	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$32,948,988	3.6%
Cameco Corp.	$32,511,255	3.5%
Roche Holding AG	$31,272,657	3.4%
SAP SE	$29,571,931	3.2%
Infineon Technologies AG	$29,200,523	3.2%
Terumo Corp.	$28,520,511	3.1%
London Stock Exchange Group PLC	$28,082,683	3.1%
Total	$321,178,251	34.9%

Material Fund Change [Text Block]